LOANS TO THIRD PARTIES (Tables)	6 Months Ended
Dec. 31, 2024
LOANS TO THIRD PARTIES
Schedule of loans to third parties

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Working fund to third party companies	¥208,928,370	¥250,452,064	$34,311,792
Less: Long term portion	—	(18,500,000)	(2,534,490)
Loans to third parties	¥208,928,370	¥231,952,064	$31,777,302